Significant accounting policies - Going Concern (Details) € in Thousands, $ in Millions			12 Months Ended
	Jun. 14, 2022 EUR (€)	Jun. 14, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital			€ 0	€ 58,721	€ 0
CK Opportunities Fund I, LP | Major Investment Agreement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital	€ 215,200	$ 225.0